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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                       Oppenheimer Main Street Select Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2011

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                         SHARES             VALUE
                                                    ----------------   ---------------
COMMON STOCKS -- 96.9%
CONSUMER DISCRETIONARY -- 15.1%
AUTOMOBILES -- 4.7%
Ford Motor Co.(1)                                           5,790,290  $    67,630,587
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Hyatt Hotels Corp., Cl. A(1)                                  709,158       26,373,586
MEDIA -- 4.8%
McGraw-Hill Cos., Inc. (The)                                1,595,974       67,828,895
SPECIALTY RETAIL -- 3.7%
AutoZone, Inc.(1)                                              94,140       30,462,763
CarMax, Inc.(1)                                               251,160        7,549,870
TJX Cos., Inc. (The)                                          255,320       15,046,008
                                                                       ---------------
                                                                            53,058,641
CONSUMER STAPLES -- 8.6%
BEVERAGES -- 3.0%
Dr. Pepper Snapple Group, Inc.                             1,135,420        42,521,479
FOOD PRODUCTS -- 3.3%
J.M. Smucker Co. (The)                                       345,870        26,638,907
Mead Johnson Nutrition Co., Cl. A                            279,084        20,052,185
                                                                       ---------------
                                                                            46,691,092
TOBACCO -- 2.3%
Philip Morris International, Inc.                            471,824        32,966,343
ENERGY -- 11.7%
OIL, GAS & CONSUMABLE FUELS -- 11.7%
Chevron Corp.                                                945,931        99,370,052
Enbridge Energy Management LLC(1)                                  1                19
Noble Energy, Inc.                                            82,730         7,391,098
Occidental Petroleum Corp.                                   643,530        59,809,678
                                                                       ---------------
                                                                           166,570,847
FINANCIALS -- 16.9%
COMMERCIAL BANKS -- 4.4%
CIT Group, Inc.(1)                                         1,795,634        62,577,845
DIVERSIFIED FINANCIAL SERVICES -- 9.3%
Citigroup, Inc.                                            1,190,128        37,596,144
JPMorgan Chase & Co.                                       1,601,300        55,661,188
MSCI, Inc., Cl. A(1)                                       1,200,600        40,088,034
                                                                       ---------------
                                                                           133,345,366
INSURANCE -- 3.2%
Marsh & McLennan Cos., Inc.                                1,467,200        44,925,664
HEALTH CARE -- 9.1%
BIOTECHNOLOGY -- 3.0%
Celgene Corp.(1)                                             666,448        43,205,824
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
WellPoint, Inc.                                              563,220        38,805,858
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Waters Corp.(1)                                               87,260         6,991,271
PHARMACEUTICALS -- 2.9%
Bristol-Myers Squibb Co.                                   1,300,940        41,096,695

                     1 | OPPENHEIMER MAIN STREET SELECT FUND

Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                         SHARES             VALUE
                                                    ----------------   ---------------
INDUSTRIALS -- 10.0%
AEROSPACE & DEFENSE -- 2.6%
Boeing Co. (The)                                             552,140   $    36,325,291
AIR FREIGHT & LOGISTICS -- 3.4%
United Parcel Service, Inc., Cl. B                           696,830        48,945,339
INDUSTRIAL CONGLOMERATES -- 2.7%
Tyco International Ltd.                                      854,875        38,939,556
ROAD & RAIL -- 1.3%
CSX Corp.                                                    831,610        18,470,058
INFORMATION TECHNOLOGY -- 20.9%
COMPUTERS & PERIPHERALS -- 9.5%
Apple, Inc.(1)                                               332,666       134,656,543
INTERNET SOFTWARE & SERVICES -- 6.6%
eBay, Inc.(1)                                              1,638,780        52,162,367
Google, Inc., Cl. A(1)                                        71,673        42,476,287
                                                                       ---------------
                                                                            94,638,654
SOFTWARE -- 4.8%
Microsoft Corp.                                            2,559,760        68,166,409
TELECOMMUNICATION SERVICES -- 2.9%
WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
America Movil SAB de CV, ADR, Series L                     1,652,832        42,014,989
UTILITIES -- 1.7%
ENERGY TRADERS -- 1.7%
AES Corp. (The)(1)                                         2,217,092        24,875,772
                                                                       ---------------
Total Common Stocks (Cost $1,143,939,980)                                1,381,622,604
INVESTMENT COMPANY -- 3.3%
Oppenheimer Institutional Money Market Fund,
 Cl. E, 0.17%(2,3) (Cost $47,107,884)                     47,107,884        47,107,884
Total Investments, at Value (Cost $1,191,047,864)              100.2%    1,428,730,488
Liabilities in Excess of Other Assets                           (0.2)       (2,178,428)
                                                    ----------------   ---------------
Net Assets                                                     100.0%  $ 1,426,552,060
                                                    ================   ===============

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS           GROSS            SHARES
                                                      JULY 29, 2011(A)    ADDITIONS       REDUCTIONS    OCTOBER 31, 2011
                                                      ---------------  ---------------  -------------  ------------------
Oppenheimer Institutional Money Market Fund, Cl. E            512,169      101,439,217     54,843,502          47,107,884


                                                           VALUE            INCOME
                                                      ---------------  ---------------
Oppenheimer Institutional Money Market Fund, Cl. E    $    47,107,884  $         3,342

A. July 29, 2011 respresents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of October 31, 2011.

                     2 | OPPENHEIMER MAIN STREET SELECT FUND

Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                               LEVEL 3 --
                                      LEVEL 1 --           LEVEL 2 --        SIGNIFICANT
                                      UNADJUSTED       OTHER SIGNIFICANT     UNOBSERVABLE
                                    QUOTED PRICES      OBSERVABLE INPUTS        INPUTS             VALUE
                                 -------------------  -------------------  ----------------  -----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary         $       214,891,709  $                --  $             --  $     214,891,709
  Consumer Staples                       122,178,914                   --                --        122,178,914
  Energy                                 166,570,847                   --                --        166,570,847
  Financials                             240,848,875                   --                --        240,848,875
  Health Care                            130,099,648                   --                --        130,099,648
  Industrials                            142,680,244                   --                --        142,680,244
  Information Technology                 297,461,606                   --                --        297,461,606
  Telecommunication Services              42,014,989                   --                --         42,014,989
  Utilities                               24,875,772                   --                --         24,875,772
Investment Company                        47,107,884                   --                --         47,107,884
                                 -------------------  -------------------  ----------------  -----------------
Total Assets                     $     1,428,730,488  $                --  $             --  $   1,428,730,488
                                 -------------------  -------------------  ----------------  -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. Since July 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The

                     3 | OPPENHEIMER MAIN STREET SELECT FUND

Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                     4 | OPPENHEIMER MAIN STREET SELECT FUND

Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $     1,191,130,774
                                 ===================

Gross unrealized appreciation    $       276,385,413
Gross unrealized depreciation            (38,785,699)
                                 -------------------
Net unrealized appreciation      $       237,599,714
                                 ===================

                     5 | OPPENHEIMER MAIN STREET SELECT FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Select Fund

By:   /s/ William F. Glavin, Jr.
      ---------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      ---------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 12/12/2011

By:   /s/ Brian W. Wixted
      ---------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 12/12/2011